VIRTUS Stone Harbor High Yield Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2023
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—95.8%
Aerospace & Defense—0.6%
TransDigm, Inc. 144A 6.875%, 12/15/30(1)	$ 145	$ 146
Airlines—2.9%
Air Canada 144A 3.875%, 8/15/26(1)	190	175
United Airlines, Inc. 144A 4.375%, 4/15/26(1)	187	176
VistaJet Malta Finance plc
144A 7.875%, 5/1/27(1)	374	339
144A 9.500%, 6/1/28(1)	7	7
		697

Automotive—3.8%
Ford Motor Credit Co. LLC
6.950%, 3/6/26	23	23
7.350%, 11/4/27	131	133
6.800%, 5/12/28	82	82
5.113%, 5/3/29	753	693
		931

Building Products—4.7%
Griffon Corp. 5.750%, 3/1/28	252	235
LBM Acquisition LLC 144A 6.250%, 1/15/29(1)	383	334
Specialty Building Products Holdings LLC 144A 6.375%, 9/30/26(1)	378	362
White Cap Buyer LLC 144A 6.875%, 10/15/28(1)	227	208
		1,139

Chemicals—4.7%
Illuminate Buyer LLC 144A 9.000%, 7/1/28(1)	397	367
INEOS Quattro Finance 2 plc 144A 3.375%, 1/15/26(1)	258	236
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)	263	241
Windsor Holdings III LLC 144A 8.500%, 6/15/30(1)	119	119
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	208	176
		1,139

Consumer Products—2.4%
Coty, Inc. 144A 6.625%, 7/15/30(1)	85	85
Kronos Acquisition Holdings, Inc. 144A 7.000%, 12/31/27(1)	277	244
Newell Brands, Inc. 6.625%, 9/15/29	251	248
		577

Containers & Packaging—2.4%
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(1)	246	214
	Par Value	Value

Containers & Packaging—continued
Mauser Packaging Solutions Holding Co. 144A 7.875%, 8/15/26(1)	$ 119	$ 117
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(1)	265	253
		584

Drillers & Services—2.7%
Enerflex Ltd. 144A 9.000%, 10/15/27(1)	243	242
Precision Drilling Corp. 144A 6.875%, 1/15/29(1)	313	298
Transocean, Inc. 144A 11.500%, 1/30/27(1)	115	121
		661

Exploration & Production—8.0%
Antero Resources Corp.
144A 7.625%, 2/1/29(1)	189	194
144A 5.375%, 3/1/30(1)	55	52
Ascent Resources Utica Holdings LLC 144A 5.875%, 6/30/29(1)	265	241
Chesapeake Energy Corp. 144A 5.875%, 2/1/29(1)	133	127
Civitas Resources, Inc. 144A 8.750%, 7/1/31(1)	35	36
Hilcorp Energy I LP
144A 6.250%, 11/1/28(1)	274	264
144A 5.750%, 2/1/29(1)	28	26
144A 6.000%, 4/15/30(1)	28	26
Murphy Oil Corp. 5.875%, 12/1/27	136	134
Occidental Petroleum Corp. 8.875%, 7/15/30	410	470
SM Energy Co.
5.625%, 6/1/25	133	131
6.500%, 7/15/28	239	234
		1,935

Financial & Lease—7.7%
Acrisure LLC
144A 7.000%, 11/15/25(1)	257	248
144A 6.000%, 8/1/29(1)	221	192
Alliant Holdings Intermediate LLC
144A 6.750%, 10/15/27(1)	278	263
144A 5.875%, 11/1/29(1)	140	123
Discover Financial Services 6.700%, 11/29/32	106	105
Global Atlantic Fin Co. 144A 7.950%, 6/15/33(1)	120	118
Nationstar Mortgage Holdings, Inc. 144A 5.750%, 11/15/31(1)	394	340
OneMain Finance Corp.
7.125%, 3/15/26	265	261
3.500%, 1/15/27	141	123
6.625%, 1/15/28	105	98
		1,871

See Notes to Schedule of Investments

VIRTUS Stone Harbor High Yield Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
	Par Value	Value

Food, Beverages & Tobacco—2.9%
Pilgrim’s Pride Corp. 3.500%, 3/1/32	$ 459	$ 370
Triton Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	400	340
		710

Gaming—4.0%
MGM Growth Properties Operating Partnership LP 5.750%, 2/1/27	282	275
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(1)	85	86
Penn Entertainment, Inc. 144A 4.125%, 7/1/29(1)	306	250
Raptor Acquisition Corp. 144A 4.875%, 11/1/26(1)	272	257
VICI Properties LP 144A 4.125%, 8/15/30(1)	128	112
		980

Health Care—7.2%
AdaptHealth LLC
144A 4.625%, 8/1/29(1)	114	93
144A 5.125%, 3/1/30(1)	96	79
Catalent Pharma Solutions, Inc. 144A 3.500%, 4/1/30(1)	367	310
Community Health Systems, Inc. 144A 5.250%, 5/15/30(1)	402	317
Endo Luxembourg Finance Co. I S.a.r.l. 144A 6.125%, 4/1/29(1)(2)	403	286
LifePoint Health, Inc. 144A 9.875%, 8/15/30(1)	240	237
Teva Pharmaceutical Finance Netherlands III B.V. 8.125%, 9/15/31	114	120
US Acute Care Solutions LLC 144A 6.375%, 3/1/26(1)	356	310
		1,752

Home Builders—3.4%
KB Home
4.800%, 11/15/29	97	88
7.250%, 7/15/30	114	114
Mattamy Group Corp. 144A 4.625%, 3/1/30(1)	222	196
MDC Holdings, Inc. 3.966%, 8/6/61	417	244
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	211	186
		828

Industrial Other—3.1%
ASP Unifrax Holdings, Inc. 144A 5.250%, 9/30/28(1)	391	264
Chart Industries, Inc.
144A 7.500%, 1/1/30(1)	51	52
144A 9.500%, 1/1/31(1)	51	55
Madison IAQ LLC 144A 5.875%, 6/30/29(1)	111	94
	Par Value	Value

Industrial Other—continued
United Rentals North America, Inc. 3.750%, 1/15/32	$ 327	$ 275
		740

Leisure—4.4%
Carnival Corp.
144A 7.625%, 3/1/26(1)	321	320
144A 6.000%, 5/1/29(1)	84	76
NCL Corp., Ltd.
144A 5.875%, 3/15/26(1)	115	108
144A 7.750%, 2/15/29(1)	104	99
NCL Finance Ltd. 144A 6.125%, 3/15/28(1)	202	182
Royal Caribbean Cruises Ltd.
144A 11.625%, 8/15/27(1)	193	210
144A 5.500%, 4/1/28(1)	67	63
		1,058

Media Cable—7.8%
Altice France Holding S.A. 144A 6.000%, 2/15/28(1)	182	80
Altice France S.A.
144A 5.125%, 1/15/29(1)	29	21
144A 5.125%, 7/15/29(1)	298	211
CCO Holdings LLC
144A 5.375%, 6/1/29(1)	115	105
144A 4.500%, 8/15/30(1)	519	437
CSC Holdings LLC
144A 7.500%, 4/1/28(1)	419	266
144A 4.125%, 12/1/30(1)	322	230
DISH DBS Corp.
5.875%, 11/15/24	95	88
7.750%, 7/1/26	35	26
7.375%, 7/1/28	144	90
5.125%, 6/1/29	173	93
144A 5.250%, 12/1/26(1)	170	143
144A 5.750%, 12/1/28(1)	122	95
		1,885

Media Other—4.2%
CMG Media Corp. 144A 8.875%, 12/15/27(1)	428	336
Gray Escrow II, Inc. 144A 5.375%, 11/15/31(1)	512	358
Univision Communications, Inc. 144A 6.625%, 6/1/27(1)	336	325
		1,019

Midstream—4.8%
Antero Midstream Partners LP
144A 7.875%, 5/15/26(1)	64	65
144A 5.750%, 3/1/27(1)	130	126
144A 5.750%, 1/15/28(1)	157	150
CNX Midstream Partners LP 144A 4.750%, 4/15/30(1)	12	10
DT Midstream, Inc. 144A 4.375%, 6/15/31(1)	206	178
Genesis Energy LP
8.000%, 1/15/27	163	161

See Notes to Schedule of Investments

VIRTUS Stone Harbor High Yield Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
	Par Value	Value

Midstream—continued
7.750%, 2/1/28	$ 259	$ 252
Hess Midstream Operations LP
144A 4.250%, 2/15/30(1)	45	40
144A 5.500%, 10/15/30(1)	189	177
		1,159

Paper & Forest Products—1.3%
Mercer International, Inc. 5.125%, 2/1/29	376	308
Refining—0.5%
Sunoco LP 4.500%, 4/30/30	143	127
Retail Food & Drug—0.6%
Albertsons Cos., Inc. 144A 4.875%, 2/15/30(1)	149	137
Retail Non Food & Drug—3.8%
eG Global Finance plc 144A 6.750%, 2/7/25(1)	173	170
LCM Investments Holdings II LLC 144A 4.875%, 5/1/29(1)	254	221
Michaels Cos., Inc. (The)
144A 5.250%, 5/1/28(1)	183	153
144A 7.875%, 5/1/29(1)	162	112
PetSmart, Inc. 144A 7.750%, 2/15/29(1)	273	261
		917

Satellite—2.3%
Hughes Satellite Systems Corp. 6.625%, 8/1/26	276	239
Intelsat Jackson Holdings S.A. Escrow 5.500%, 8/1/23(3)	464	—
Viasat, Inc. 144A 5.625%, 9/15/25(1)	339	321
		560

Services Other—3.5%
ADT Security Corp. (The) 144A 4.125%, 8/1/29(1)	200	175
GFL Environmental, Inc.
144A 4.750%, 6/15/29(1)	126	114
144A 4.375%, 8/15/29(1)	310	274
Prime Security Services Borrower LLC 144A 6.250%, 1/15/28(1)	293	279
		842

Technology—1.0%
CommScope Technologies LLC 144A 6.000%, 6/15/25(1)	130	119
Rackspace Technology Global, Inc. 144A 3.500%, 2/15/28(1)	261	124
		243

	Par Value	Value

Transport Other—1.1%
Hertz Corp. (The)
144A 4.625%, 12/1/26(1)	$ 167	$ 151
144A 5.000%, 12/1/29(1)	149	123
		274

Total Corporate Bonds and Notes (Identified Cost $23,995)		23,219

Leveraged Loans—0.0%
Health Care—0.0%
Envision Healthcare Corp. (3 month LIBOR + 3.750%) 9.288%, 10/10/25(2)	278	2
Total Leveraged Loans (Identified Cost $278)		2

	Shares
Common Stocks—0.4%
Exploration & Production—0.0%
Alta Mesa Holdings LP Escrow(3)(4)	400,000	—
Satellite—0.4%
Intelsat Emergence S.A.(4)	4,347	93
Total Common Stocks (Identified Cost $157)		93

Rights—0.0%
Satellite—0.0%
Intelsat Jackson Holdings S.A. Series A, 12/05/25(4)	455	2
Intelsat Jackson Holdings S.A. Series B, 12/05/25(4)	455	3
Total Rights (Identified Cost $—)		5

Total Long-Term Investments—96.2% (Identified Cost $24,430)		23,319

TOTAL INVESTMENTS—96.2% (Identified Cost $24,430)		$23,319
Other assets and liabilities, net—3.8%		911
NET ASSETS—100.0%		$24,230

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership

See Notes to Schedule of Investments

VIRTUS Stone Harbor High Yield Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2023, these securities amounted to a value of $17,379 or 71.7% of net assets.
(2)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Non-income producing.
Country Weightings†
United States	86%
Canada	8
United Kingdom	2
Netherlands	1
France	1
Switzerland	1
Israel	1
Total	100%
† % of total investments as of August 31, 2023.
The following table summarizes the value of the Fund’s investments as of August 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at August 31, 2023	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$23,219	$23,219	$—(1)
Leveraged Loans	2	—	2
Equity Securities:
Common Stocks	93	—	93(1)
Rights	5	—	5
Total Investments	$23,319	$23,219	$100

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no securities valued using quoted prices (Level 1) at August 31, 2023.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended August 31, 2023.
See Notes to Schedule of Investments

VIRTUS STONE HARBOR HIGH YIELD BOND FUND NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.